united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orang Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

CERTEZA CONVEX CORE FUND

Annual Report

November 30, 2021

1-833-735-1055

www.certezafa.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

As we reflect upon the first 12 months of operation for the Certeza Convex Core Fund, we are pleased with the strategy accomplishing each of the stated objectives. We would like to take a moment and provide some background on those objectives and why we launched the Certeza strategy in a mutual fund. Having managed capital for nine years prior to launching the Certeza Convex Core Fund, we increasingly had clients, friends, and family members approach us asking about their equity exposure. Some of these questions centered on how to protect equity exposure, while other questions focused on why, despite contributing to 401k plans and other qualified accounts on a regular basis retirement, they were struggling to achieve retirement objectives.

As we began researching these questions around holding equities over the long-term, we came to the following conclusions:

1.	Exposure to US Large Cap Equities should be the largest part and core to every portfolio

2.	Positive return years for US Large Cap Equities have easily been strong enough to meet objectives

3.	Negative return years for US Large Cap Equities have been disproportionately crippling

Due to an extended period of low yield in other asset classes, investors increasingly rely upon equities to help them grow their capital and meet retirement objectives. However, on multiple occasions during the last 30 years, it has become apparent that the negative return years for equities have an outsized impact on portfolios. We describe this phenomenon as the geometric loss problem, i.e. the larger the drawdown, the disproportionately harder it is to get back to breakeven. For example, if your portfolio experiences a 10% drawdown, you only need 11% to get back to breakeven. Conversely, if you experience a 50% drawdown, you will need 100% to get back to breakeven.

Despite clusters of very strong years such as the most recent period, once a large downturn occurs, the geometric loss problem can turn a strong average annualized return into a mediocre return and undercut investing objectives over a 10 to 20 year period. It is for this reason that we created the Certeza Convex Core Fund. The primary objective is to keep pace with the S&P 500 in good years and limit downside during large negative events – a smarter way to buy and hold. To this end, the fund’s class I achieved a 21.80% return in 2021 vs 23.99% for the S&P500TR all while being positioned to limit downside.

Limiting downside risk is not free, and the true cost of the hedge shows up in the annual returns. Generally those who attempt to hedge against all levels of risk from the smallest to the largest, significantly underperform the benchmark over time. We believe that the absence of hedging causes underperformance and it is our view that the underperformance can be potentially more damaging than not having hedged at all. Conversely, it is our belief absent any hedge, the portfolio remains vulnerable to sharp downward moves that cripple returns for many years. The Certeza Convex Core Fund aims to apply an appropriate amount of hedge in what we believe is the optimal location to keep pace with the benchmark in good years while attempting to mitigate large losses in the worst events.

The equity market faces much uncertainty in 2022: changes in monetary and fiscal policy, inflation, mid-term elections, stretched valuations, additional variants of COVID-19 and disrupted supply chains. However, it is our opinion that the strategy is designed in a manner that

6090-NLD-01202022

doesn’t require investors to anticipate or outguess the market. With the Certeza Convex Core Fund, we hope to help investors navigate a potentially rough landscape. We are pleased and excited to have you with us as we build on a wonderful first year.

Sincerely,

Brett R. Nelson

Founder & Chief Investment Officer

6090-NLD-01202022

CERTEZA CONVEX CORE FUND
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

Annualized
Since Inception (1)
Certeza Convex Core Fund - Class A	21.60%
Certeza Convex Core Fund - Class A With Load	14.61%
Certeza Convex Core Fund - Class I	21.80%
S&P 500 Total Return Index (2)	23.99%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s Prospectus dated December 28, 2020 are 2.74% and 2.49% for Class A and Class I, respectively. After fee waivers, the Fund’s total annual operating expenses are 2.03% and 1.78% for Class A and Class I, respectively. For performance information current to the most recent month-end, please call 1-833-735-1055.

(1)	Inception date was December 30, 2020.

(2)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Ten Holdings By Industry Sector	% of Net Assets
Exchange Traded Fund	74.0%
Short-Term Investment	8.3%
Options Purchased	2.9%
Other Assets in Excess of Liabilities*	14.8%
100.0%

*	Includes Options Written

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

CERTEZA CONVEX CORE FUND
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.0%
	FIXED INCOME - 74.0%
65,470	Vanguard Short-Term Bond ETF (Cost $5,367,642)(a)	$5,324,020

	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS - 8.3%
600,494	Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $600,494)(b)	600,494

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 2.9%
	PUT OPTIONS PURCHASED - 2.9%
6	SPDR S&P 500 ETF Trust	IB	12/17/2021	$90	$54,000	$6
5	SPDR S&P 500 ETF Trust	IB	12/17/2021	95	47,500	3
11	SPDR S&P 500 ETF Trust	IB	12/17/2021	100	110,000	11
75	SPDR S&P 500 ETF Trust	IB	12/17/2021	115	862,500	38
16	SPDR S&P 500 ETF Trust	IB	12/17/2021	140	224,000	16
19	SPDR S&P 500 ETF Trust	IB	12/17/2021	155	294,500	19
12	SPDR S&P 500 ETF Trust	IB	12/17/2021	170	204,000	12
16	SPDR S&P 500 ETF Trust	IB	12/17/2021	205	328,000	32
60	SPDR S&P 500 ETF Trust	IB	12/17/2021	210	1,260,000	180
11	SPDR S&P 500 ETF Trust	IB	12/17/2021	215	236,500	22
54	SPDR S&P 500 ETF Trust	IB	12/17/2021	235	1,269,000	189
30	SPDR S&P 500 ETF Trust	IB	12/17/2021	245	735,000	150
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	250	225,000	45
3	SPDR S&P 500 ETF Trust	IB	12/17/2021	255	76,500	18
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	260	182,000	49
22	SPDR S&P 500 ETF Trust	IB	12/17/2021	265	583,000	176
8	SPDR S&P 500 ETF Trust	IB	12/17/2021	341	272,800	268
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	342	307,800	306
8	SPDR S&P 500 ETF Trust	IB	12/17/2021	343	274,400	264
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	344	309,600	333
8	SPDR S&P 500 ETF Trust	IB	12/17/2021	345	276,000	296
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	346	311,400	351
8	SPDR S&P 500 ETF Trust	IB	12/17/2021	347	277,600	264
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	348	313,200	378
8	SPDR S&P 500 ETF Trust	IB	12/17/2021	349	279,200	308
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	350	315,000	360
8	SPDR S&P 500 ETF Trust	IB	12/17/2021	351	280,800	264
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	352	316,800	360
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	353	317,700	396
9	SPDR S&P 500 ETF Trust	IB	12/17/2021	354	318,600	383
8	SPDR S&P 500 ETF Trust	IB	12/17/2021	355	284,000	360

CERTEZA CONVEX CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Contracts(c)			Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 2.9% (Continued)
	PUT OPTIONS PURCHASED - 2.9%
4	SPDR S&P 500 ETF Trust	IB	12/17/2021	$485	$194,000	$12,408
40	SPDR S&P 500 ETF Trust	IB	12/17/2021	486	1,944,000	126,079
40	SPDR S&P 500 ETF Trust	IB	01/21/2022	125	500,000	80
7	SPDR S&P 500 ETF Trust	IB	01/21/2022	140	98,000	21
24	SPDR S&P 500 ETF Trust	IB	01/21/2022	145	348,000	120
12	SPDR S&P 500 ETF Trust	IB	01/21/2022	150	180,000	48
22	SPDR S&P 500 ETF Trust	IB	01/21/2022	155	341,000	99
2	SPDR S&P 500 ETF Trust	IB	01/21/2022	160	32,000	11
9	SPDR S&P 500 ETF Trust	IB	01/21/2022	356	320,400	1,557
9	SPDR S&P 500 ETF Trust	IB	01/21/2022	357	321,300	1,584
9	SPDR S&P 500 ETF Trust	IB	01/21/2022	358	322,200	1,521
8	SPDR S&P 500 ETF Trust	IB	01/21/2022	359	287,200	1,376
9	SPDR S&P 500 ETF Trust	IB	01/21/2022	360	324,000	1,611
9	SPDR S&P 500 ETF Trust	IB	01/21/2022	361	324,900	1,647
9	SPDR S&P 500 ETF Trust	IB	01/21/2022	362	325,800	1,710
8	SPDR S&P 500 ETF Trust	IB	01/21/2022	363	290,400	1,512
9	SPDR S&P 500 ETF Trust	IB	01/21/2022	364	327,600	1,809
127	SPDR S&P 500 ETF Trust	IB	02/18/2022	185	2,349,500	3,048
8	SPDR S&P 500 ETF Trust	IB	02/18/2022	365	292,000	2,832
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	366	329,400	3,195
8	SPDR S&P 500 ETF Trust	IB	02/18/2022	367	293,600	2,736
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	368	331,200	3,285
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	369	332,100	3,294
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	370	330,000	3,429
8	SPDR S&P 500 ETF Trust	IB	02/18/2022	371	296,800	3,024
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	372	334,800	3,438
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	373	335,700	3,429
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	374	336,600	3,501
8	SPDR S&P 500 ETF Trust	IB	02/18/2022	375	300,000	3,128
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	376	338,400	3,663
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	377	339,300	3,834
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	378	340,200	3,744
8	SPDR S&P 500 ETF Trust	IB	02/18/2022	379	303,200	3,431
	TOTAL PUT OPTIONS PURCHASED (Cost - $226,559)					212,061

	TOTAL INVESTMENTS - 85.1% (Cost $6,194,695)					$6,136,575
	PUT OPTIONS WRITTEN - (9.2)% (Proceeds - $463,092)					(663,913)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.0%					1,728,006
	NET ASSETS - 100.0%					$7,200,668

CERTEZA CONVEX CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (9.2)%
	PUT OPTIONS WRITTEN - (9.2)%
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	$277	$193,900	$56
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	278	194,600	56
6	SPDR S&P 500 ETF Trust	IB	12/17/2021	279	167,400	66
14	SPDR S&P 500 ETF Trust	IB	12/17/2021	280	392,000	140
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	281	196,700	70
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	282	197,400	70
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	283	198,100	70
14	SPDR S&P 500 ETF Trust	IB	12/17/2021	284	397,600	140
6	SPDR S&P 500 ETF Trust	IB	12/17/2021	285	171,000	66
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	286	200,200	84
7	SPDR S&P 500 ETF Trust	IB	12/17/2021	287	200,900	70
14	SPDR S&P 500 ETF Trust	IB	12/17/2021	288	403,200	140
13	SPDR S&P 500 ETF Trust	IB	12/17/2021	452	587,600	9,685
12	SPDR S&P 500 ETF Trust	IB	12/17/2021	453	543,600	9,120
13	SPDR S&P 500 ETF Trust	IB	12/17/2021	454	590,200	10,413
13	SPDR S&P 500 ETF Trust	IB	12/17/2021	455	591,500	10,829
14	SPDR S&P 500 ETF Trust	IB	12/17/2021	456	638,400	12,110
14	SPDR S&P 500 ETF Trust	IB	12/17/2021	457	639,800	12,600
14	SPDR S&P 500 ETF Trust	IB	12/17/2021	458	641,200	13,342
13	SPDR S&P 500 ETF Trust	IB	12/17/2021	459	596,700	12,766
16	SPDR S&P 500 ETF Trust	IB	12/17/2021	460	736,000	16,432
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	461	691,500	17,700
16	SPDR S&P 500 ETF Trust	IB	12/17/2021	462	739,200	19,104
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	463	694,500	17,250
18	SPDR S&P 500 ETF Trust	IB	12/17/2021	464	835,200	22,374
17	SPDR S&P 500 ETF Trust	IB	12/17/2021	465	790,500	21,675
17	SPDR S&P 500 ETF Trust	IB	12/17/2021	466	792,200	22,423
21	SPDR S&P 500 ETF Trust	IB	12/17/2021	467	980,700	30,660
22	SPDR S&P 500 ETF Trust	IB	12/17/2021	468	1,029,600	34,320
23	SPDR S&P 500 ETF Trust	IB	12/17/2021	469	1,078,700	34,592
23	SPDR S&P 500 ETF Trust	IB	12/17/2021	470	1,081,000	35,374
23	SPDR S&P 500 ETF Trust	IB	12/17/2021	471	1,083,300	40,940
24	SPDR S&P 500 ETF Trust	IB	12/17/2021	472	1,132,800	39,024
23	SPDR S&P 500 ETF Trust	IB	12/17/2021	473	1,087,900	42,459
35	SPDR S&P 500 ETF Trust	IB	01/21/2022	290	1,015,000	2,310
44	SPDR S&P 500 ETF Trust	IB	01/21/2022	295	1,298,000	3,080
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	454	272,400	8,172
5	SPDR S&P 500 ETF Trust	IB	01/21/2022	455	227,500	6,675
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	456	273,600	8,166
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	457	274,800	8,562
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	458	274,800	8,658
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	459	275,400	9,282
7	SPDR S&P 500 ETF Trust	IB	01/21/2022	460	322,000	10,794
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	461	276,600	9,270
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	462	277,200	10,338
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	463	277,800	9,888
7	SPDR S&P 500 ETF Trust	IB	01/21/2022	464	324,800	12,600
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	465	279,000	10,470

CERTEZA CONVEX CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (9.2)% (Continued)
	PUT OPTIONS WRITTEN - (9.2)%
6	SPDR S&P 500 ETF Trust	IB	01/21/2022	$466	$279,600	$10,818
3	SPDR S&P 500 ETF Trust	IB	01/21/2022	467	140,100	5,856
3	SPDR S&P 500 ETF Trust	IB	01/21/2022	468	140,400	5,748
2	SPDR S&P 500 ETF Trust	IB	01/21/2022	469	93,800	3,842
2	SPDR S&P 500 ETF Trust	IB	01/21/2022	470	94,000	3,954
1	SPDR S&P 500 ETF Trust	IB	01/21/2022	471	47,100	2,182
2	SPDR S&P 500 ETF Trust	IB	01/21/2022	472	94,400	4,226
2	SPDR S&P 500 ETF Trust	IB	01/21/2022	473	94,600	4,360
17	SPDR S&P 500 ETF Trust	IB	02/18/2022	295	501,500	2,176
52	SPDR S&P 500 ETF Trust	IB	02/18/2022	300	1,560,000	7,176
52	SPDR S&P 500 ETF Trust	IB	02/18/2022	305	1,586,000	7,696
9	SPDR S&P 500 ETF Trust	IB	02/18/2022	310	279,000	1,394
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $463,092)					663,913

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

IB	Interactive Brokers

(a)	Security is held as collateral for Options Contracts.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes which are an integral part of these financial statements.

CERTEZA CONVEX CORE FUND
STATEMENT OF ASSETS & LIABILITIES
November 30, 2021

ASSETS
Investment securities:
At cost	$6,194,695
At value	$6,136,575
Receivable for fund shares sold	151,096
Deposit at Broker - Futures	1,355,360
Deposit at Broker - Options	328,043
Dividends and interest receivable	15
Receivable for investments sold	101,427
Receivable due from advisor	10,411
Prepaid expenses and other assets	8,756
TOTAL ASSETS	8,091,683

LIABILITIES
Payable for investments purchased	187,200
Options Contracts Written (Premium $463,092)	663,913
Payable to related parties	18,058
Accrued expenses and other liabilities	21,844
TOTAL LIABILITIES	891,015
NET ASSETS	$7,200,668

NET ASSETS CONSIST OF:
Paid in capital	$6,765,832
Distributable earnings	434,836
NET INVESTMENT INCOME	$7,200,668

NET ASSET VALUE PER SHARE:
Class A
Net Assets	$122
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.16	(b)

Maximum offering price per share (maximum sales charge of 5.75%)	$12.90

Class I
Net Assets	$7,200,546
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	591,159
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.18

(a)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

(b)	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND
STATEMENT OF OPERATIONS
For the Period* Ended November 30, 2021

INVESTMENT INCOME
Dividends	$17,089
Interest	51
TOTAL INVESTMENT INCOME	17,140

EXPENSES
Investment advisory fees	33,737
Administrative service fees	33,642
Legal fees	28,710
Transfer agent fees	27,096
Trustees fees and expenses	22,935
Accounting service fees	22,542
Chief Compliance Officer fees	19,417
Audit fees	16,278
Printing and postage expenses	13,979
Custodian fees	4,351
Insurance expense	2,459
Registration fees	417
Third party administrative servicing fees	421
Interest expense	7,968
Other expenses	1,860
TOTAL EXPENSES	235,812

Less: Fees waived by the Adviser / Expenses reimbursed by Adviser	(185,300)

NET EXPENSES	50,512

NET INVESTMENT LOSS	(33,372)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) from Security Transactions:
Investments	(133)
Options Contracts	727,282
Total Realized Gain from Security Transactions	727,149
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(43,622)
Options Contracts	(215,319)
Net Change in Unrealized Depreciation	(258,941)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	468,208

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$434,836

*	The Certeza Convex Core Fund commenced operations on December 30, 2020.

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period* Ended
November 30, 2021
FROM OPERATIONS:
Net investment loss	$(33,372)
Net realized gain	727,149
Net change in unrealized depreciation of options contracts	(258,941)
Net increase in net assets resulting from operations	434,836

FROM SHARES OF BENEFICIAL INTEREST:
Class A Shares:
Proceeds from shares sold	4,813
Payments for shares redeemed	(4,713)
100
Class I Shares:
Proceeds from shares sold	6,836,134
Payments for shares redeemed	(70,402)
6,765,732

Net increase in net assets resulting from shares of beneficial interest	6,765,832

TOTAL INCREASE IN NET ASSETS	7,200,668

NET ASSETS
Beginning of Period	—
End of Period	$7,200,668

SHARE ACTIVITY
Class A Shares:
Shares Sold	481
Shares Reinvested	—
Shares Redeemed	(471)
Net increase in shares of beneficial interest outstanding	10

Class I Shares:
Shares Sold	597,204
Shares Redeemed	(6,045)
Net increase in shares of beneficial interest outstanding	591,159

*	The Certeza Convex Core Fund commenced operations on December 30, 2020.

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period indicated.

	Class A
	For the
	Period Ended
	November 30, 2021 (1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss (2)	(0.08)
Net realized and unrealized gain on investments	2.24
Total from investment operations	2.16
Net asset value, end of period	$12.16
Total return (3)	21.60	% (8)
Net assets, at end of period	$122
Ratio of gross expenses to average net assets (4,5,9)	9.86	% (7)
Ratio of net expenses to average net assets (5,9)	2.31	% (7)
Ratio of net investment loss to average net assets (6,9)	(1.55	)% (7)
Portfolio Turnover Rate	0	% (8)

(1)	The Certeza Convex Core Fund commenced operations on December 30, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	9.55	% (7)
Net expenses to average net assets	1.99	% (7)
Net investment income to average net assets	(1.32	)% (7)

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period indicated.

	Class I
	For the
	Period Ended
	November 30, 2021 (1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss (2)	(0.14)
Net realized and unrealized gain on investments	2.32
Total from investment operations	2.18
Net asset value, end of period	$12.18
Total return (3)	21.80	% (8)
Net assets, at end of period (000s)	$7,201
Ratio of gross expenses to average net assets (4,5,9)	9.61	% (7)
Ratio of net expenses to average net assets (5,9)	2.06	% (7)
Ratio of net investment loss to average net assets (6,9)	(1.36	)% (7)
Portfolio Turnover Rate	0	% (8)

(1)	The Certeza Convex Core Fund commenced operations on December 30, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	9.30	% (7)
Net expenses to average net assets	1.74	% (7)
Net investment income to average net assets	(1.04	)% (7)

See accompanying notes to financial statements.

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2021

1.	ORGANIZATION

The Certeza Convex Core Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on December 30, 2020.

The Fund offers two classes of shares designated as Class A and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third -party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2021 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,324,020	$—	$—	$5,324,020
Short-Term Investment	600,494	—	—	600,494
Equity Options Purchased	—	212,061	—	212,061
Total	$5,924,514	$212,061	$—	$6,136,575

Liabilities
Equity Options Written	$—	$663,913	$—	$663,913
Total	$—	$663,913	$—	$663,913

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of November 30, 2021 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity.

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of November 30, 2021:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Option Contracts	Investment Securities at Value
Options Contracts Written

The following table sets forth the fair value of derivative contracts by primary risk exposure as of November 30, 2021:

Derivatives Investment Value
Derivative Investment Type	Equity Risk
Options Purchased	212,061
Options Written	(663,913)
Total	$(451,852)

The following is a summary of the location of derivative investments on the Statements of Operations for the period ended November 30, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Option Contracts	Net Realized Gain/(Loss) from Security Transactions: Option Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Option Contracts

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended November
Derivative Investment Type	Equity Risk	30, 2021
Options Purchased	(109,731)	(109,731)
Options Written	837,013	837,013

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended November
Derivative Investment Type	Equity Risk	30, 2021
Options Purchased	(14,498)	(14,498)
Options Written	(200,821)	(200,821)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits are expected to be taken in the Fund’s November 30, 2021 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $5,368,515 and $873, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Certeza Fund Advisers, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.39% of the Fund’s average daily net assets. For the period ended November 30, 2021, the Fund incurred $33,737 of advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, acquired fund fees and expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 1.99% and 1.74% per annum of the Fund’s average daily net assets for Class A and Class I shares, respectively, through March 31, 2022.

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. The Board may terminate this expense reimbursement arrangement at any time. For the period ended November 30, 2021,

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

the Adviser waived $185,300 in fund expenses due to the Expense Limitation. $185,300 is subject to recapture by the fund until November 30, 2024.

Distributor – The Fund has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing distribution- related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets for Class A shares. For the period ended November 30, 2021, the Fund incurred no distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended November 30, 2021, there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC ( “NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Vanguard Short-Term Bond ETF (the “Vanguard Fund”). The Vanguard Fund seeks to maximize current income consistent with preservation of capital and daily liquidity through short duration high quality investments. The Fund may redeem their investment from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the Vanguard Portfolio. The financial statements of Vanguard Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of November 30, 2021, the percentage of the Certeza Convex Core Fund’s net assets invested in the Vanguard Fund was 74.0%.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at November 30, 2021, were as follows:

		Gross Unrealized	Gross Unrealized	Net Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Certeza Convex Core Fund	$5,743,327	$51,588	$(322,253)	$(270,665)

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund did not have any distributions during the period ended November 30, 2021.

As of November 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$713,408	$—	$—	$—	$(7,907)	$(270,665)	$434,836

The difference between book basis and tax basis undistributed net investment income and unrealized depreciation from investments is primarily attributable to tax deferral and losses on wash sales and straddles.

In addition, the amount listed under book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of November 30, 2021, TD Ameritrade held 78.21% ownership of the voting securities of the Fund. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

9.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Please refer to each Fund’s prospectus and the statement of additional information for a full listing of risks associated with each Fund’s investment strategies.

CERTEZA CONVEX CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2021

10.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Fund’s Board of Trustees declared the following distributions:

Class	Dividend Per Share	Record Date	Ex-Date	Payable Date
A	1.2094	12/14/2021	12/15/2021	12/16/2021
I	1.2094	12/14/2021	12/15/2021	12/16/2021

Management has determined that no events or transaction occurred requiring adjustment or disclosure in the financial statements, except as disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Certeza Convex Core Fund and

Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Certeza Convex Core Fund (the “Fund”), a series of Northern Lights Fund Trust II, as of November 30, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period December 30, 2020 (commencement of operations) through November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations , the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 28, 2022

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

CERTEZA CONVEX CORE FUND
EXPENSE EXAMPLES (Unaudited)
November 30, 2021

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 through November 30, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	6/1/21	11/30/21	Period *	11/30/21	Period *

Class A	1.99%	$1,000.00	$1,037.40	$10.16	$1,015.09	$10.05
Class I	1.74%	$1,000.00	$1,039.56	$8.90	$1,016.34	$8.80

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

CERTEZA CONVEX CORE FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)
NOVEMBER 30, 2021

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	1	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	1	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	1	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	1	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

CERTEZA CONVEX CORE FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)(CONTINUED)
NOVEMBER 30, 2021

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); Secretary of CLS Investments, LLC (from 2001 to 2018); Secretary of Orion Advisor Services, LLC (from 2001 to 2018); General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel of Constellation Trust Company (from 2004 to 2018); CEO (from 2015 to 2018), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary of Blu Giant, LLC (from 2011 to 2018); Secretary of Gemini Fund Services, LLC (from 2012 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer of AdvisorOne Funds (from 2003 to 2018).	1	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC; Executive Vice President, Head of Fund Administration and Product (since 2019) and President (2012 - 2019) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Richard Malinowski 1983	Secretary Since January 2018	Senior Vice President and Senior Managing Counsel (since February 2020), Senior Vice President Legal Administration (April 2017 to February 2020) and Vice President and Counsel (April 2016 to April 2017) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2011).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his prior affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of November 30, 2021, the Trust was comprised of 22 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund, and not to any other series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-735-1055.

CERTEZA CONVEX CORE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 14 and 15, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of a proposed Investment Advisory Agreement (the “Advisory Agreement”) between Certeza Fund Advisors, LLC (“Certeza”) and the Trust on behalf of the Certeza Convex Core Fund.

Based on their evaluation of the information provided by Certza, in conjunction with the Certeza Convex Core Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement with respect to the Certeza Convex Core Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of Certeza Convex Core Fund. The materials also included due diligence materials relating to Certeza (including due diligence questionnaires completed by Certeza, select financial information of Certeza, bibliographic information regarding Certeza’s key management and investment advisory personnel, and comparative fee information relating to Certeza Convex Core Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Certeza related to the proposed approval of the Advisory Agreement, including its draft ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for Certeza, including the team of individuals that will primarily monitor and execute the investment process. The Board noted that Certeza was a newly formed investment adviser with no experience with managing a 1940 Act product but that its personnel had many years of experience and knowledge managing a private fund with a similar investment strategy as the proposed New Fund. The Board discussed the extent of Certeza’s research capabilities, the quality of its compliance infrastructure noting that Certeza had hired an outside compliance consulting firm, Key Bridge Compliance, LLC (“Key Bridge”), to assist in the continued development of its compliance program. The Board noted that the personnel at Key Bridge who would be assisting Certeza with its compliance program were very experienced in the 1940 Act and experienced in the operations and regulations governing the management of a mutual fund. Additionally, the Board received satisfactory responses from representatives of Certeza with respect to a series of important questions, including: whether Certeza or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the New Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the New Fund’s investment limitations, noting that Certeza’s chief compliance officer would actively review the

CERTEZA CONVEX CORE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2021

portfolio managers’ performance of their duties to ensure compliance under Certeza’s compliance program. The Board discussed the capitalization of Certeza, noting that Certeza was newly formed, and, based on discussions with the representatives of Certeza, concluded that Certeza’s principals and parent company had the ability to make additional contributions in order to meet their obligations to the New Fund. The Board also discussed Certeza’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust represented that Certeza’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The CCO of the Trust further represented that he would work closely with Certeza and its compliance personnel to ensure close monitoring of the New Fund’s operations and risk management practices. The Board concluded that Certeza had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Certeza to the New Fund appear to be satisfactory.

Performance. Because the Certeza Convex Core Fund had not yet commenced operations, the Board could not consider its past performance. The Board reviewed and discussed the performance track record of the Certeza Macro Vega Program noting that the volatility portion of the Certeza Convex Core Fund will use a similar investment process as the Certeza Macro Vega Program which has a track record dating back to 2012. Due to the complex investment strategy of the Certeza Convex Core Fund, the Board discussed with the Trust CCO the need to regularly monitor the performance of the Certeza Convex Core Fund over its first year of operations to ensure the Fund is being managed in accordance with its investment strategy.

Fees and Expenses. As to the costs of the services to be provided by Certeza, the Board reviewed and discussed the Certeza Convex Core Fund proposed advisory fee and anticipated total operating expenses compared to its peer group as presented in the Board Materials noting that the 1.39% proposed advisory fee for the Certeza Convex Core Fund although higher than the peer group average was not the highest in the peer group. The Board then reviewed the proposed contractual arrangements for the Certeza Convex Core Fund noting that Certeza was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99% and 1.74% of average daily net assets for Class A and Class I shares, respectively, and found such arrangements would be beneficial to shareholders of the Certeza Convex Core Fund. The Board concluded that the advisory fee to be charged by Certeza to the New Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Certeza with respect to the Certeza Convex Core Fund based on profitability estimates and analyses provided by Certeza and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by Certeza and the projected growth of the New Fund, the anticipated level of profit from Certeza’s relationship with the New Fund was not excessive.

Economies of Scale. As to the extent to which the Certeza Convex Core Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Certeza’s expectations for growth of for the Certeza Convex Core Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Certeza as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including all of the Independent Trustees voting separately, determined that (a) the terms of the Advisory Agreement are reasonable; (b) the investment advisory fee payable pursuant to the Advisory Agreement are not unreasonable; and (c) the Advisory Agreement is in the best interests of the Certeza Convex Core Fund and its shareholders.

CERTEZA CONVEX CORE FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e- 4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-735-1055 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N- PORT, within sixty days after the end of the period. Form N- PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Certeza Fund Advisors LLC
565 W 465 N, Suite 150
Providence, UT 84332

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CERTEZA-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 -- $15,500

(b)	Audit-Related Fees

2021 -- None

(c)	Tax Fees

2021 -- $3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 -- None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2021

Audit-Related Fees: 0.00%

Tax Fees: 0.00%

All Other Fees: 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 -- $3,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/4/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/4/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/4/22